SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital [Abstract]
Schedule of share based payments
		Weighted Average
	Number of Options	Exercise Price
		$
Balance at December 31, 2016	5,758,200	0.53
Granted	5,905,000	2.67
Forfeited	(270,836)	1.38
Exercised	(1,531,250)	0.73
Balance at December 31, 2017	9,861,114	1.76
Granted	2,811,000	4.16
Forfeited	(1,367,708)	3.62
Exercised	(1,410,195)	0.85
Balance at December 31, 2018	9,894,211	2.31

Schedule of option pricing model
	December 31	December 31
	2018	2017
Risk free interest rate	1.73% - 2.31%	0.74% - 1.70%
Expected life of options (years)	2.85	1-3
Expected annualized volatility	80%-121.16%	80%
Expected dividend yield	Nil	Nil
Weighted average Black-Scholes value of each option	$2.77	$1.37

Schedule of incentive stock options outstanding and exercisable
	Outstanding			Exercisable
			Weighted		Weighted
Range of		Remaining	average		average
exercise		contractual	exercise		exercise
prices	Quantity	life (years)	price	Quantity	price
$			$		$
0.175 - 0.43	761,673	1.50	0.34	736,662	0.35
0.44 - 0.50	1,500,000	1.32	0.45	1,500,000	0.45
0.51 - 0.94	1,399,934	2.74	0.72	1,168,684	0.72
0.95 - 1.25	1,019,445	3.41	1.21	608,475	1.21
1.26 - 1.49	415,284	3.45	1.41	213,900	1.38
1.50 - 3.40	1,485,625	4.44	2.93	355,625	2.63
3.41 - 4.23	281,000	4.68	3.88	38,750	3.89
4.24 - 4.25	2,186,250	3.97	4.25	1,163,750	4.25
4.26 - 5.44	452,500	4.54	4.64	178,750	4.67
5.45 - 6.68	392,500	4.15	5.77	130,000	5.92
	9,894,211	3.25	2.311	6,094,596	1.71

Schedule of Restricted share units (RSUs)
		Weighted average
		fair value per
	Number of RSUs	unit at issue
		$
Balance at December 31, 2016	-	-
Granted	825,000	3.73
Balance at December 31, 2017	825,000	3.73
Granted	5,000	5.67
Balance at December 31, 2018	830,000	3.74